Financial Instruments Fair Value of Financial Instruments and Other Non-Financial Assets (Detail)	3 Months Ended
	Jun. 30, 2021 USD ($) vessel	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 310,252,000		$ 405,890,000	$ 539,417,000	$ 456,325,000
Forward freight agreements	27,248,000		58,186,000
At cost, less accumulated depreciation	2,254,208,000		2,325,097,000
Vessels related to finance leases, at cost, less accumulated amortization	2,012,772,000		2,105,372,000
Vessels held for sale	11,925,000		32,974,000
Operating lease right-of-use assets (note 5)	14,435,000		52,961,000
Other
Short-term debt (note 8)	10,000,000		10,000,000
Long-term debt	(2,068,719,000)		(2,055,107,000)
Obligations related to finance leases, including current portion (note 5)	1,597,812,000		1,700,965,000
Swap | Accrued Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – liabilities	(3,600,000)		6,100,000
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from Joint Ventures, Current	26,899,000		16,772,000
Due from Joint Ventures, Noncurrent	105,436,000		111,338,000
Carrying Amount Asset (Liability) | Level 1 | Public
Other
Long-term debt	(589,513,000)		(587,913,000)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Other
Short-term debt (note 8)	10,000,000		10,000,000
Long-term debt	(1,479,206,000)		(1,467,194,000)
Obligations related to finance leases, including current portion (note 5)	1,597,812,000		1,700,965,000
Carrying Amount Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	310,252,000		405,890,000
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	1,465,000		0
Interest rate swap agreements – liabilities	(41,072,000)		(77,873,000)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	5,806,000		4,505,000
Cross currency interest swap agreements – liabilities	(18,510,000)		(20,022,000)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward freight agreements	(336,000)		0
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
At cost, less accumulated depreciation	125,125,000		99,967,000
Vessels related to finance leases, at cost, less accumulated amortization	26,250,000		0
Vessels held for sale	11,270,000		31,680,000
Operating lease right-of-use assets (note 5)	0		1,799,000
Fair Value Asset (Liability) | Level 1 | Public
Other
Long-term Debt, Fair Value	612,233,000		597,281,000
Fair Value Asset (Liability) | Level 2 | Non-public
Other
Short-term Debt, Fair Value	10,000,000		10,000,000
Long-term debt			(1,481,093,000)
Long-term Debt, Fair Value	1,504,140,000
Obligations related to finance leases, including current portion (note 5)	1,695,527,000		1,868,667,000
Fair Value Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	310,252,000		405,890,000
Fair Value Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	1,465,000		0
Interest rate swap agreements – liabilities	(41,072,000)		(77,873,000)
Fair Value Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	5,806,000		4,505,000
Cross currency interest swap agreements – liabilities	(18,510,000)		(20,022,000)
Fair Value Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward freight agreements	(336,000)		0
Fair Value Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
At cost, less accumulated depreciation	125,125,000		99,967,000
Vessels related to finance leases, at cost, less accumulated amortization	26,250,000		0
Vessels held for sale	11,270,000		31,680,000
Operating lease right-of-use assets (note 5)	0		1,799,000
Teekay Tankers
Other
Short-term debt (note 8)	10,000,000.0		10,000,000.0
Fso
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (note 5)		$ 29,700,000
Conventional Tankers [Member] | Teekay Tankers
Other
Obligations related to finance leases, including current portion (note 5)	$ 292,757,000		$ 360,043,000
Conventional Tankers [Member] | Aframax | Teekay Tankers
Other
Number Of Vessels Impaired | vessel	2